UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [ X] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    P2 Capital Partners, LLC
Address: 590 Madison Avenue
         25th Floor
         New York, New York  10022

13F File Number:  028-13302

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jason Carri
Title:     Chief Financial Officer
Phone:     (212) 508-5500

Signature, Place, and Date of Signing:

 /s/  Jason Carri     New York, New York     May 16, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    16

Form 13F Information Table Value Total:    $571,794 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACI WORLDWIDE INC              COM              004498101    53358  1325000 SH       DEFINED               1325000        0        0
BALLY TECHNOLOGIES INC         COM              05874B107    56695  1212733 SH       DEFINED               1212733        0        0
BLOUNT INTL INC NEW            COM              095180105    32068  1922540 SH       DEFINED               1922540        0        0
CACI INTL INC                  CL A             127190304    43118   692213 SH       DEFINED                692213        0        0
CBIZ INC                       COM              124805102    15283  2418265 SH       DEFINED               2418265        0        0
CORELOGIC INC                  COM              21871D103    20896  1280404 SH       DEFINED               1280404        0        0
EPIQ SYS INC                   COM              26882D109    13044  1078014 SH       DEFINED               1078014        0        0
FORRESTER RESH INC             COM              346563109    34965  1079181 SH       DEFINED               1079181        0        0
INTERLINE BRANDS INC           COM              458743101    54502  2522059 SH       DEFINED               2522059        0        0
MEDASSETS INC                  COM              584045108    24729  1879114 SH       DEFINED               1879114        0        0
MIDDLEBY CORP                  COM              596278101     2346    23184 SH       DEFINED                 23184        0        0
MUELLER WTR PRODS INC          COM SER A        624758108    15529  4663364 SH       DEFINED               4663364        0        0
PATTERSON COMPANIES INC        COM              703395103     9877   295714 SH       DEFINED                295714        0        0
POOL CORPORATION               COM              73278L105    50879  1359687 SH       DEFINED               1359687        0        0
UTI WORLDWIDE INC              ORD              G87210103    86650  5029029 SH       DEFINED               5029029        0        0
VCA ANTECH INC                 COM              918194101    57855  2492658 SH       DEFINED               2492658        0        0